UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 98.3%
Australia 7.6%
Ardent Leisure Group	1	1
Charter Hall Office REIT	1,178,791	4,035,824
Dexus Property Group	9,490,436	8,343,965
Goodman Group	12,762,615	9,042,690
GPT Group	3,382,055	10,984,435
Mirvac Group	4,565,381	5,879,140
Stockland	1,936,908	7,432,763
Westfield Group (Units)	2,646,108	25,563,590
Westfield Retail Trust	4,077,804	11,050,834

(Cost $75,543,260)		82,333,242
Brazil 0.3%
BHG SA - Brazil Hospitality Group (Subscription Receipts)* (Cost $2,895,445)	260,144	3,624,951
Canada 2.3%
Canadian Real Estate Investment Trust	196,450	7,021,137
Chartwell Seniors Housing Real Estate Investment Trust	1,160,500	11,084,301
H&R Real Estate Investment Trust (Units) (a)	325,600	7,388,551

(Cost $22,226,863)		25,493,989
Channel Islands 0.6%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	509,734
LXB Retail Properties PLC*	3,090,000	5,465,066

(Cost $6,642,424)		5,974,800
China 1.2%
Agile Property Holdings Ltd.	4,740,000	7,470,852
Longfor Properties	3,185,000	5,380,296

(Cost $11,035,310)		12,851,148
Finland 0.2%
Technopolis Oyj (a) (Cost $2,798,491)	402,000	2,153,520
France 4.9%
ICADE	98,000	12,094,153
Klepierre	280,000	11,364,806
Unibail-Rodamco SE	140,000	30,326,650

(Cost $47,312,935)		53,785,609
Germany 0.3%
Alstria Office REIT-AG (Cost $2,351,421)	200,000	2,780,545
Hong Kong 15.5%
China Overseas Land & Investment Ltd.	10,090,480	20,625,776
Hang Lung Properties Ltd.	4,174,000	18,217,701
Hongkong Land Holdings Ltd.	3,399,000	23,793,000
Hysan Development Co., Ltd.	2,257,000	9,285,021
Kerry Properties Ltd.	1,791,146	8,980,426
Link REIT	1,443,000	4,526,448
Sino Land Co., Ltd.	5,550,000	9,889,118
Sun Hung Kai Properties Ltd.	3,558,000	56,353,125
Wharf Holdings Ltd.	2,395,000	16,564,913

(Cost $156,590,610)		168,235,528
Italy 0.1%
Immobiliare Grande Distribuzione (Cost $992,252)	494,532	1,087,720
Japan 9.3%
Mitsubishi Estate Co., Ltd.	1,713,000	28,975,607
Mitsui Fudosan Co., Ltd.	1,477,000	24,379,911
Nippon Building Fund, Inc.	1,885	18,355,975
Nomura Real Estate Office Fund, Inc.	390	2,639,697
Sumitomo Realty & Development Co., Ltd.	911,000	18,224,381
Tokyu Land Corp.	1,431,000	6,227,723
United Urban Investment Corp.	1,542	1,948,355

(Cost $111,768,593)		100,751,649
Malta 0.0%
BGP Holdings PLC* (Cost $0)	11,394,023	12
Netherlands 1.4%
Corio NV	125,000	8,744,121
Eurocommercial Properties NV (CVA)	138,000	6,837,250

(Cost $14,417,513)		15,581,371
Norway 0.4%
Norwegian Property ASA* (Cost $4,472,999)	2,330,000	4,276,389
Philippines 0.3%
Megaworld Corp. (Cost $2,193,367)	65,231,670	3,171,401
Singapore 3.0%
CapitaLand Ltd.	3,046,500	7,975,764
CapitaMall Trust	4,867,000	7,258,992
CDL Hospitality Trusts	1,630,000	2,599,207
Keppel Land Ltd.	2,411,000	8,588,171
Suntec Real Estate Investment Trust	5,420,000	6,621,817

(Cost $32,149,029)		33,043,951
Sweden 0.5%
Fastighets AB Balder "B"*	334,000	2,513,506
Kungsleden AB	321,794	3,160,891

(Cost $4,384,488)		5,674,397
United Kingdom 5.3%
Capital & Regional PLC*	1,900,000	1,188,712
Conygar Investment Co. PLC	815,000	1,513,341
Derwent London PLC	169,718	4,473,256
Development Securities PLC	925,000	3,316,481
Hammerson PLC	52,953	379,629
Land Securities Group PLC	1,000,000	11,766,801
Max Property Group PLC*	929,097	1,578,021
Metric Property Investments PLC*	797,000	1,396,812
Primary Health Properties PLC	280,000	1,441,854
Quintain Estates & Development PLC*	1,165,000	822,313
Safestore Holdings PLC	2,162,000	5,306,466
Segro PLC	2,575,000	13,280,563
Songbird Estates PLC*	1,010,000	2,333,147
South African Property Opportunities PLC*	1,635,000	1,816,335
Terrace Hill Group PLC*	2,000,000	794,079
UNITE Group PLC*	1,868,463	6,474,355

(Cost $56,619,391)		57,882,165
United States 45.1%
AMB Property Corp. (REIT)	120,050	4,318,199
American Assets Trust, Inc. (REIT)	161,400	3,432,978
Apartment Investment & Management Co. "A" (REIT) (a)	430,550	10,966,108
AvalonBay Communities, Inc. (REIT) (a)	283,756	34,073,420
Boston Properties, Inc. (REIT) (a)	419,150	39,756,377
Brandywine Realty Trust (REIT) (a)	726,100	8,814,854
BRE Properties, Inc. (REIT)	371,262	17,516,141
Brookdale Senior Living, Inc.* (a)	416,016	11,648,448
Brookfield Properties Corp. (a)	1,096,950	19,437,954
Campus Crest Communities, Inc. (REIT)	24,750	292,793
Chesapeake Lodging Trust (REIT)	292,200	5,087,202
Cogdell Spencer, Inc. (REIT)	518,700	3,081,078
Colonial Properties Trust (REIT)	774,987	14,918,500
Developers Diversified Realty Corp. (REIT) (a)	741,900	10,386,600
Digital Realty Trust, Inc. (REIT) (a)	183,960	10,695,434
Douglas Emmett, Inc. (REIT)	408,800	7,665,000
Duke Realty Corp. (REIT)	739,439	10,359,540
Equity Lifestyle Properties, Inc. (REIT)	174,950	10,085,868
Extra Space Storage, Inc. (REIT) (a)	502,161	10,399,754
Federal Realty Investment Trust (REIT)	125,450	10,231,702
General Growth Properties, Inc. (REIT) (a)	645,671	9,994,987
Glimcher Realty Trust (REIT)	405,150	3,747,638
HCP, Inc. (REIT) (a)	383,750	14,559,475
Host Hotels & Resorts, Inc. (REIT) (a)	1,182,055	20,815,989
Hudson Pacific Properties, Inc. (REIT)	100,850	1,482,495
Kimco Realty Corp. (REIT)	859,200	15,757,728
LTC Properties, Inc. (REIT)	225,650	6,394,921
Pebblebrook Hotel Trust (REIT)	290,025	6,424,054
Post Properties, Inc. (REIT)	258,600	10,150,050
ProLogis (REIT)	1,433,700	22,910,526
PS Business Parks, Inc. (REIT)	60,950	3,531,443
Public Storage (REIT) (a)	113,750	12,616,012
Ramco-Gershenson Properties Trust (REIT)	319,387	4,001,919
Sabra Health Care REIT, Inc. (REIT)	110,750	1,950,308
Senior Housing Properties Trust (REIT)	513,398	11,828,690
Simon Property Group, Inc. (REIT)	475,937	51,001,409
SL Green Realty Corp. (REIT) (a)	264,051	19,856,635
Strategic Hotels & Resorts, Inc. (REIT)*	1,057,300	6,819,585
Tanger Factory Outlet Centers, Inc. (REIT)	400,750	10,515,680
Taubman Centers, Inc. (REIT)	249,250	13,354,815

(Cost $426,344,823)		490,882,309

Total Common Stocks (Cost $980,739,214)		1,069,584,696
Securities Lending Collateral 14.4%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $157,121,514)	157,121,514	157,121,514
Cash Equivalents 0.0%
Central Cash Management Fund, 0.17% (b) (Cost $100,030)	100,030	100,030

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,137,960,758) †	112.7	1,226,806,240
Other Assets and Liabilities, Net (a)	(12.7)	(138,693,534)

Net Assets	100.0	1,088,112,706

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $1,212, 851,810. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $13,954,430. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $111,063,916 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $97,109,486.

(a)
All or a portion of these securities were on loan amounting to $153,841,647. In addition, included in other assets and liabilities, net is pending sale, amounting to $551,939, that is also on loan. The value of all securities loaned at March 31, 2011 amounted to $154,393,586 which is 14.2% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At March 31, 2011 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

	Market Value ($)	As a % of Common Stocks
Diversified	463,031,645	43.3%
Office	180,665,486	16.9%
Shopping Centers	89,431,371	8.4%
Regional Malls	79,495,661	7.4%
Apartments	75,512,018	7.1%
Health Care	61,989,075	5.8%
Hotels	42,771,781	4.0%
Storage	28,322,232	2.7%
Industrial	27,228,725	2.5%
Miscellaneous	11,050,834	1.0%
Manufactured Homes	10,085,868	0.9%
Total	1,069,584,696	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	82,333,242	$—	$82,333,242
Brazil	3,624,951	—	—	3,624,951
Canada	25,493,989	—	—	25,493,989
Channel Islands	—	5,974,800	—	5,974,800
China	—	12,851,148	—	12,851,148
Finland	—	2,153,520	—	2,153,520
France	—	53,785,609	—	53,785,609
Germany	—	2,780,545	—	2,780,545
Hong Kong	—	168,235,528	—	168,235,528
Italy	—	1,087,720	—	1,087,720
Japan	—	100,751,649	—	100,751,649
Malta	—	—	12	12
Netherlands	—	15,581,371	—	15,581,371
Norway	—	4,276,389	—	4,276,389
Philippines	—	3,171,401	—	3,171,401
Singapore	—	33,043,951	—	33,043,951
Sweden	—	5,674,397	—	5,674,397
United Kingdom	—	57,882,165	—	57,882,165
United States	490,882,309	—	—	490,882,309
Short-Term Investments(d)	157,221,544	—	—	157,221,544
Total	$677,222,793	$549,583,435	$12	$1,226,806,240

There have been no significant transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
Malta
Balance as of December 31, 2010	$9
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	3
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2011	$12
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011	$3
Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011